Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000074146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	6.03%	(0.29%)	2.20%
C000006387 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Fund (Class C) – including sales charge
Average Annual Return, Percent	3.99%	(1.26%)	1.19%
C000006385 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Fund (Class A) – including sales charge
Average Annual Return, Percent	1.03%	(1.44%)	1.47%
C000006388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Intermediate Fund (Class A) – including sales charge
Average Annual Return, Percent	1.38%	(0.61%)	1.37%
C000006390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Intermediate Fund (Class C) – including sales charge
Average Annual Return, Percent	2.48%	(0.81%)	0.84%
C000074147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Intermediate Fund (Institutional Class) – including sales charge
Average Annual Return, Percent	4.52%	0.19%	1.86%
Without Sales Load [Member] | C000074146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	6.03%	(0.29%)	2.20%
Without Sales Load [Member] | C000006387 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.99%	(1.26%)	1.19%
Without Sales Load [Member] | C000006385 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.78%	(0.53%)	1.94%
Without Sales Load [Member] | C000006388 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Intermediate Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.26%	(0.05%)	1.66%
Without Sales Load [Member] | C000006390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Intermediate Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.48%	(0.81%)	0.84%
Without Sales Load [Member] | C000074147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nomura Tax-Free USA Intermediate Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	4.52%	0.19%	1.86%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.12%	0.54%	1.91%
Bloomberg 3 15 Year Blend Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3–15 Year Blend Municipal Bond Index
Average Annual Return, Percent	2.93%	0.83%	1.93%